Consolidated Statement of Cash Flows (Parenthetical) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Consolidated Statement of Cash Flows [Abstract]
Total non-cash changes for Subordinated Long Term Debt	€ (367)
thereof: Driven by FX movements	(372)
Non-cash changes for Trust Preferred Securities	(481)
thereof: Driven by FX movements	(444)
thereof: Driven by FV Changes	€ (51)